Consolidated Statements of Cash Flows - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Interest received from loans to customers	₸ 598,005	₸ 465,989	₸ 334,300
Other interest received	71,129	46,387	30,747
Interest paid	(454,502)	(257,030)	(161,369)
Expenses paid on obligatory insurance of individual deposits	(10,622)	(7,251)	(6,688)
Net fee revenue received	1,002,604	673,289	467,320
Retail revenue received	68,807
Sales & marketing expenses paid	(34,753)	(24,440)	(12,112)
Other income received	21,584	27,017	10,585
Transaction expenses paid	(27,470)	(22,188)	(16,542)
Cost of goods and services purchased	(164,372)	(78,287)	(56,158)
Technology & product development expenses paid	(50,892)	(38,810)	(26,009)
General & administrative expenses paid	(16,543)	(12,749)	(12,345)
Cash flows from operating activities before changes in operating assets and liabilities	1,002,975	771,927	551,729
(Increase)/decrease in operating assets:
Mandatory cash balances with NBRK	(4,193)	(10,183)	(5,075)
Due from banks	(4,771)	27,319	(5,520)
Financial assets at FVTPL	(4,997)	12,396	(4,296)
Loans to customers	(1,132,091)	(760,660)	(1,057,590)
Other assets	(5,407)	(24,788)	(11,663)
Increase/(decrease) in operating liabilities:
Due to banks	(27,590)	(60,057)	76,430
Customer accounts	1,434,259	1,186,731	597,542
Financial liabilities at FVTPL	1,019	(2,261)	(585)
Other liabilities	28,708	13,982	14,500
Cash inflow from operating activities before income tax	1,287,912	1,154,406	155,472
Income tax paid	(181,784)	(133,422)	(85,121)
Net cash inflow from operating activities	1,106,128	1,020,984	70,351
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and intangible assets	(50,257)	(59,468)	(24,901)
Proceeds on sale of property and equipment	221	528	383
Proceeds on disposal of investment securities at FVTOCI	2,481,230	1,091,918	1,362,302
Purchase of investment securities at FVTOCI	(2,620,502)	(1,520,139)	(1,047,426)
Acquisitions of subsidiaries, net of cash and cash equivalent acquired	(29,052)		(5,110)
Proceeds on sale of subsidiary			4,500
Net cash (outflow)/inflow from investing activities	(218,360)	(487,161)	289,748
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(560,132)	(210,102)	(340,362)
Dividends paid by subsidiary to non-controlling interest	(8,574)	(2,137)	(1,847)
Purchase of treasury shares	(60,703)	(63,672)
Repayment of debt securities issued	(41,261)
Repayment of subordinated debt	(5,300)		(10,371)
Net cash outflow from financing activities	(675,970)	(275,911)	(352,580)
Effect of changes in foreign exchange rate on cash and cash equivalents	(6,692)	15,347	4,174
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	205,106	273,259	11,693
CASH AND CASH EQUIVALENTS, beginning of period	615,360	342,101	330,409
CASH AND CASH EQUIVALENTS, end of period	₸ 820,466	₸ 615,360	₸ 342,101